Label	Element	Value
ClearShares Ultra-Short Maturity ETF | Cantor Fitzgerald & Co., 4.16%, 12/01/2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	46.50%
ClearShares Ultra-Short Maturity ETF | Cantor Fitzgerald & Co., 4.20%, 12/05/2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	41.90%
ClearShares Ultra-Short Maturity ETF | Marex Capital Markets Inc., 4.16%, 12/01/2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.50%
ClearShares Ultra-Short Maturity ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
ClearShares Ultra-Short Maturity ETF | Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
ClearShares Ultra-Short Maturity ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
ClearShares Ultra-Short Maturity ETF | Cash & Other [Member] [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%